Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Net earnings	$ 475.5	$ 476.3	$ 404.5
Other comprehensive income
Foreign currency adjustment	(1.2)	1.8	1.5
Change in fair value of marketable securities, net of tax of $0.1, $(0.1) and $0.0, respectively	(0.1)	0.2	0
Change in fair value of derivatives, net of tax of $27.8, $4.8 and $2.5, respectively	(45.6)	(5.2)	0
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, net of taxes of $24.8, $(9.0) and $9.5, respectively	(39.9)	14.5	(15.4)
Other comprehensive income (loss)	(86.8)	11.3	(13.9)
Total comprehensive income	$ 388.7	$ 487.6	$ 390.6